Document and Entity Information	Aug. 24, 2020
Cover [Abstract]
Entity Registrant Name	UNIVERSAL STAINLESS & ALLOY PRODUCTS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000931584
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 24, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-25032
Entity Tax Identification Number	25-1724540
Entity Address, Address Line One	600 Mayer Street
Entity Address, City or Town	Bridgeville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15017
City Area Code	(412)
Local Phone Number	257-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	USAP
Entity Emerging Growth Company	false